Property and Equipment, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 CNY (¥)
Property and Equipment, net
Property and equipment, gross			¥ 5,538,268		¥ 8,315,021
Less: accumulated depreciation			(1,070,817)		(1,654,196)
Property and equipment, net	$ 1,023,750		4,467,451		6,660,825
Depreciation expenses	$ 110,791	¥ 720,840	610,976	¥ 291,401
Fulfillment expenses
Property and Equipment, net
Depreciation expenses		329,945	289,338	145,375
Marketing expenses
Property and Equipment, net
Depreciation expenses		305	296	2,694
Technology and content expenses
Property and Equipment, net
Depreciation expenses		312,506	262,073	132,448
General and administrative expenses
Property and Equipment, net
Depreciation expenses		¥ 78,084	59,269	¥ 10,884
Buildings
Property and Equipment, net
Property and equipment, gross			2,525,064		3,892,010
Furniture, fixtures and equipment
Property and Equipment, net
Property and equipment, gross			1,602,608		2,340,437
Leasehold improvements
Property and Equipment, net
Property and equipment, gross			252,331		372,702
Motor vehicles
Property and Equipment, net
Property and equipment, gross			117,661		414,247
Software
Property and Equipment, net
Property and equipment, gross			147,329		108,468
Construction in process
Property and Equipment, net
Property and equipment, gross			¥ 893,275		¥ 1,187,157